RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Schedule of Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ 4	$ 255	$ 224	$ 504
Unrealized gains (losses) hedging instruments included in other comprehensive income	144	(69)	(174)	23
Unrealized gains (losses) included in other comprehensive income	525	(332)	152	(446)
Reclassification adjustments recognized in net income, net	4	(3)	28	2
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	11	18	5	23
Unrealized gains (losses) hedging instruments included in other comprehensive income	(2)	(2)	(28)	(8)
Reclassification adjustments recognized in net income, net	(6)	(9)	20	7
IFRS 9 PPAs
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(27)	(25)	(158)	26
Unrealized gains (losses) hedging instruments included in other comprehensive income	155	18	(165)	134
Reclassification adjustments recognized in net income, net	24	9	24	7
Investment in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	27	30	125	64
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(22)	(5)	12	(18)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(7)	(88)	21	(106)
Reclassification adjustments recognized in net income, net	(14)	(5)	(16)	(14)
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(47)	(135)	(62)	(225)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(2)	3	(2)	3
Reclassification adjustments recognized in net income, net	0	2	0	2
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	94	111	399	214
Foreign exchange (loss) gain
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(32)	261	(97)	420
Foreign exchange swaps – net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	(196)	(263)	(257)	(470)
Investments in debt and equity securities
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ 577	$ 0	$ 583	$ 1